Business Acquisitions and Divestitures - Narrative (Details) $ in Millions, $ in Millions						12 Months Ended
	Nov. 05, 2021 CAD ($) MW	Nov. 05, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Feb. 26, 2021 CAD ($)	May 19, 2020 USD ($) MW	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Investment [Line Items]
Revenue of combined entity as if combination occurred at beginning of period						$ 16
Profit (loss) of combined entity as if combination occurred at beginning of period						9
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities						120	$ 32	$ 117
Proceeds on sale of Pioneer Pipeline						128	0	0
Gain on sale of assets and other (Note 4 and 18)						$ 54	$ 9	$ 46
TransAlta Renewables Inc.
Investment [Line Items]
Consideration received				$ (213)
North Carolina Solar
Investment [Line Items]
Capacity of facility (in megawatts) | MW	122,000,000
Cash transferred	$ 99
Remaining amortisation period of intangible assets material to entity	12 years	12 years
Consideration received	$ 123
Percentage of voting equity interests acquired	100.00%
North Carolina Solar | Entities with joint control or significant influence over entity [member]
Investment [Line Items]
Consideration received		$ 102
Pipeline
Investment [Line Items]
Consideration received			$ 255
Proceeds on sale of Pioneer Pipeline			128
Non-current assets or disposal groups classified as held for sale			97
Gain on sale of assets and other (Note 4 and 18)			31
Decrease through derecognition, financial assets			41
Decrease through derecognition, financial liabilities			43
Gains (losses) on available-for-sale financial assets			$ 2
Percentage of voting equity interests acquired			50.00%
Contracted Cogeneration Asset in Michigan
Investment [Line Items]
Capacity of facility (in megawatts) | MW					29
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 27
Long-term PPA and steam sale agreement, term					6 years
North Carolina Solar | TransAlta Renewables Inc.
Investment [Line Items]
Percentage of voting equity interests acquired	100.00%